Stock Incentive Plans (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock Incentive Plans	Stock Incentive Plans
The Company maintained the 2008 Stock Incentive Plan, or the 2008 Plan, for employees, consultants, advisors, and directors. The 2008 Plan provided for the granting of incentive and non-qualified stock option and restricted stock awards as determined by the Board of Directors. In connection with the Merger, all outstanding awards issued under the 2008 Plan were cancelled, and the Board of Directors formally terminated the 2008 Plan.
In June 2016, the Company’s stockholders approved the 2016 Incentive Award Plan, or the 2016 Plan, which authorized 40,341 shares of common stock for future issuance under the 2016 Plan and the Company ceased granting awards under the 2008 Plan. Upon the effective date of the 2016 Plan, awards issued under the 2008 Plan remained subject to the terms of the 2008 Plan. Awards granted under the 2008 Plan that expired, lapsed or terminated became available under the 2016 Plan as shares available for future grants.
Additionally, pursuant to the terms of the 2016 Plan, the Board of Directors is authorized to grant awards with respect to common stock, and may delegate to a committee of one or more members of the Board of Directors or executive officers of the Company the authority to grant options and restricted stock units. On December 9, 2020, the Board of Directors established a Stock Option Committee authorized to grant awards to certain employees and consultants subject to conditions and limitations within the 2016 Plan. In January 2024, the number of shares of common stock that may be issued under the 2016 Plan was increased by 215,903. In June 2024, the Company’s stockholders approved an amendment and restatement of the 2016 Plan to reserve an additional 3,466,544 shares of its common stock for issuance. As of June 30, 2024, 3,496,828 shares remain available for future issuance under the 2016 Plan.
In September 2018, the Company’s 2018 Employment Inducement Incentive Award Plan, or the 2018 Inducement Incentive Award Plan, was adopted by the Board of Directors without stockholder approval pursuant to Rule 5635(c)(4) of the Nasdaq Stock Market LLC listing rules, which authorized 39,166 shares of its common stock for issuance. In March 2019, the Board of Directors approved an amendment and restatement of the 2018 Inducement Incentive Award Plan to reserve an additional 66,667 shares of the Company’s common stock for issuance thereunder. In December 2023, the Board of Directors approved an amendment and restatement of the 2018 Inducement Incentive Award Plan to reserve an additional 60,833 shares of the Company’s common stock for issuance thereunder. In June 2024, the Board of Directors approved an amendment and restatement of the 2018 Inducement Incentive Award Plan to reserve an additional 360,000 shares of the Company’s common stock for issuance thereunder. As of June 30, 2024, there are 364,660 shares available for future grant under the 2018 Inducement Incentive Award Plan.
In accordance with the Merger Agreement, the Company assumed Old Cartesian’s 2016 Stock Incentive Plan, or the Old Cartesian Plan. The Old Cartesian Plan permits the granting of options or restricted stock to employees, officers, directors, consultants and advisors to the Company. The unvested common stock options and Series A Preferred Stock options assumed by the Company in connection with the Merger generally vest over a four-year period. Additionally, the stock options granted have a contractual term of ten years and only full shares can be exercised as per the individual award agreements. As of June 30, 2024, there are 23,707 shares available for future grant under the Old Cartesian Plan.
In connection with the Merger, the outstanding stock options to purchase Old Cartesian common stock were converted into stock options to purchase 776,865 shares of common stock and 14,112.299 shares of Series A Preferred Stock of the Company. These replacement awards were revalued at their acquisition-date fair value and then attributed to pre and post-combination service. This resulted in $2.6 million attributed to post-combination service to be recognized as stock-based compensation expense over the remaining terms of the replacement awards, of which $0.3 million and $0.7 million was recognized as research and development expense in the consolidated statements of operations and comprehensive income (loss) during the three and six months ended June 30, 2024, respectively. Following the Automatic Conversion, the options exercisable for shares of Series A Preferred Stock became exercisable for shares of common stock.
Stock-Based Compensation Expense
Stock-based compensation expense by classification included within the consolidated statements of operations and comprehensive income (loss), including $1.5 million recognized as stock-based compensation expense upon the achievement of a technical milestone by Ginkgo Bioworks Holdings, Inc., or Ginkgo, during the three and six months ended June 30, 2023 as described in Note 15, was as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Research and development	$776	$2,677	$1,488	$3,869
General and administrative	815	1,106	1,534	2,190
Total stock-based compensation expense	$1,591	$3,783	$3,022	$6,059
Stock Options
The estimated grant date fair values of stock option awards granted under the 2016 Plan and the 2018 Inducement Incentive Award Plan were calculated using the Black-Scholes option pricing model based on the following weighted-average assumptions:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Risk-free interest rate	4.53%	3.38%	4.04%	3.95%
Dividend yield	—	—	—	—
Expected term (in years)	6.18	6.00	6.20	5.94
Expected volatility	93.57%	94.40%	95.09%	94.64%
Weighted-average fair value of common stock	$22.08	$39.30	$20.14	$34.50
The expected term of the Company's stock options granted has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” options. Under the simplified method, the expected term is presumed to be the midpoint between the vesting date and the end of the contractual term. The Company utilizes this method due to lack of historical exercise data and the plain nature of its stock-based awards.
The weighted-average grant date fair value of stock options granted was $17.40 and $30.51 during the three months ended June 30, 2024 and 2023, respectively, and $16.05 and $26.89 during the six months ended June 30, 2024 and 2023, respectively.
As of June 30, 2024, total unrecognized compensation expense related to unvested common stock options was $9.9 million, which is expected to be recognized over a weighted average period of 3.0 years.
The following table summarizes the stock option activity under the 2016 Plan, the 2018 Inducement Incentive Award Plan, and Old Cartesian Plan for options for common stock:

	Number of common stock options	Weighted-average exercise price ($)	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2023	776,865	$2.97	6.50	$13,760
Granted	761,556	$20.14
Converted from options for Series A Preferred Stock	470,403	$2.40
Exercised	(89,009)	$3.08
Forfeited	(30,254)	$14.84
Outstanding at June 30, 2024	1,889,561	$9.56	7.24	$33,081
Vested at June 30, 2024	944,490	$2.74	5.43	$22,925
Vested and expected to vest at June 30, 2024	1,743,749	$8.66	7.12	$32,070
The following table summarizes the stock option activity under the Old Cartesian Plan for options for Series A Preferred Stock:

	Number of Series A Preferred Stock options	Weighted-average exercise price ($)	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2023	14,112.299	$79.94	5.91	$8,601
Converted to options for common stock	(14,112.299)	$79.94
Outstanding at June 30, 2024	—	$—
As a result of the approval of the Conversion Proposal on March 27, 2024, all conditions that could have required cash redemption of the Series A Preferred Stock underlying the stock options were satisfied. Since the Series A Preferred Stock is no longer redeemable, the associated balances of the stock options to purchase Series A Preferred Stock were reclassified from mezzanine equity to additional paid-in capital during the first quarter of 2024.
Following the Automatic Conversion, all options to purchase Series A Preferred Stock were converted into options to purchase common stock with adjustments to the underlying number of shares of common stock determined by multiplying the number of shares of Series A Preferred Stock by 33.333 and rounding down to the nearest whole number of shares and the per-share exercise price by dividing the per-share exercise price of Series A Preferred Stock by 33.333 and rounding the resulting exercise price up to the nearest whole cent.
Restricted Stock Units
During the six months ended June 30, 2024, the Company granted 471,104 restricted stock unit awards with a weighted-average fair value of $19.80 per share based on the closing price of the Company’s common stock on the date of grant under the 2016 Plan and the Old Cartesian Plan, which generally vest over a four-year term. Forfeitures are estimated at the time of grant and are adjusted, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Company has estimated a forfeiture rate of 10% for restricted stock unit awards based on historical experience.
Unrecognized compensation expense related to the restricted stock units was $6.1 million as of June 30, 2024, which is expected to be recognized over a weighted-average period of 3.4 years.
The following table summarizes the Company’s restricted stock units under the 2016 Plan, the 2018 Inducement Incentive Award Plan, and the Old Cartesian Plan:

	Number of shares	Weighted-average grant date fair value ($)
Unvested at December 31, 2023	—	$—
Granted	471,104	19.80
Forfeited	(16,648)	19.80
Unvested at June 30, 2024	454,456	$19.80
Employee Stock Purchase Plan
In June 2016, the Company approved the 2016 Employee Stock Purchase Plan, or the ESPP, which authorized 5,769 shares of common stock for future issuance under the ESPP to participating employees. As of June 30, 2024, 45,795 shares remain available for future issuance under the ESPP. In connection with the Merger, the Board of Directors suspended the offerings under the ESPP.
The Company recognized no stock-based compensation expense under the ESPP for the three and six months ended June 30, 2024 and less than $0.1 million stock-based compensation expense under the ESPP for each of the three and six months ended June 30, 2023.
Stock Incentive Plans
The Company maintained the 2008 Stock Incentive Plan, or the 2008 Plan, for employees, consultants, advisors, and directors. The 2008 Plan provided for the granting of incentive and non-qualified stock option and restricted stock awards as determined by the Board. In connection with the Merger, all outstanding awards issued under the 2008 Plan were cancelled, and the Board formally terminated the 2008 Plan.
In June 2016, the Company’s stockholders approved the 2016 Incentive Award Plan, or the 2016 Plan, which authorized 1,210,256 shares of common stock for future issuance under the 2016 Plan and the Company ceased granting awards under the 2008 Plan. Upon the effective date of the 2016 Plan, awards issued under the 2008 Plan remained subject to the terms of the 2008 Plan. Awards granted under the 2008 Plan that expired, lapsed or terminated became available under the 2016 Plan as shares available for future grants.
Additionally, pursuant to the terms of the 2016 Plan, the Board is authorized to grant awards with respect to common stock, and may delegate to a committee of one or more members of the Board or executive officers of the Company the authority to grant options and restricted stock units. On December 9, 2020, the Board established a Stock Option Committee authorized to grant awards to certain employees and consultants subject to conditions and limitations within the 2016 Plan. In January 2023 and 2022, the number of shares of common stock that may be issued under the 2016 Plan was increased by 6,121,697 and 4,944,919 shares, respectively. As of December 31, 2023, 22,504,503 shares remain available for future issuance under the 2016 Plan.
In September 2018, the Company’s 2018 Employment Inducement Incentive Award Plan, or the 2018 Inducement Incentive Award Plan was adopted by the Board without stockholder approval pursuant to Rule 5635(c)(4) of the Nasdaq Stock Market LLC listing rules, which authorized 1,175,000 shares of its common stock for issuance. In March 2019, the Board approved an amendment and restatement of the 2018 Inducement Incentive Award Plan to reserve an additional 2,000,000 shares of the Company’s common stock for issuance thereunder. In December 2023, the Board approved an amendment and restatement of the 2018 Inducement Incentive Award Plan to reserve an additional 1,825,000 shares of the Company’s common stock for issuance thereunder. As of December 31, 2023, there are 4,500,858 shares available for future grant under the 2018 Inducement Incentive Award Plan.
In accordance with the Merger Agreement, the Company assumed Old Cartesian’s 2016 Stock Incentive Plan, or the Old Cartesian Plan. The Old Cartesian Plan permits the granting of options or restricted stock to employees, officers, directors, consultants and advisors to the Company. The unvested common stock options and Series A Preferred Stock options assumed by the Company in connection with the Merger generally vest over a four-year period. Additionally, the stock options granted have a contractual term of ten years and only full shares can be exercised as per the individual award agreements. As of December 31, 2023, there are 3,848,809 shares available for future grant under the Old Cartesian Plan.
In connection with the Merger, the outstanding stock options to purchase Old Cartesian common stock were converted into stock options to purchase 23,306,661 shares of common stock and 14,112.299 shares of Series A Preferred Stock of the Company. These replacement awards were revalued at their acquisition-date fair value and then attributed to pre and post-combination service. This resulted in $2.6 million attributed to post-combination service to be recognized as stock-based compensation expense over the remaining terms of the replacement awards, of which $0.2 million was recognized as research and development expense in the consolidated statements of operations and comprehensive (loss) income during the year ended December 31, 2023.
Settlement of Equity Compensation Awards
Upon consummation of the First Merger, the equity compensation awards of the Company outstanding as of the date of the Merger were settled as follows: (i) each unvested option to acquire shares of common stock and each unvested restricted stock unit award with respect to shares of common stock was accelerated and vested in full at the effective time of the First Merger; (ii) each option to acquire shares of common stock was canceled and in exchange therefore, former holders became entitled to receive an amount in cash equal to the product of (A) the total number of shares of common stock subject to the unexercised portion the stock option (determined after giving effect to the accelerated vesting) multiplied by (B) the excess, if any, of $2.06, or the Cash-out Amount, over the applicable exercise price per share of common stock under such stock option; and (iii) each restricted stock unit award with respect to shares of common stock was cancelled and the former holder of such canceled restricted stock unit became entitled, in exchange therefor, to receive an amount in cash equal to the product of (A) the total number of shares of common stock deliverable under such restricted stock unit (determined after giving effect to the accelerated vesting) multiplied by (B) the Cash-out Amount. Stock options with an exercise price in excess of the Cash-out Amount received no cash payment.
The modification to accelerate the vesting of all awards upon the Merger resulted in full recognition of unrecognized compensation of $13.1 million, of which $5.9 million and $7.2 million was classified as research and development expense and general and administrative expense, respectively, in the consolidated statements of operations and comprehensive (loss) income. In addition, with the exception of any options with an exercise price greater than $2.06 per share, all awards were settled in cash for an amount equal to $2.06 less any exercise price associated with the awards. The total cash payment made to the holders of stock options and restricted stock units was $9.4 million. The fair value of the awards prior to the settlement was recorded to additional paid-in capital in an amount of $6.2 million and the amount in excess of fair value was recognized as additional stock-based compensation expense in an amount of $3.2 million, of which $1.5 million and $1.7 million was classified as research and development expense and general and administrative expense, respectively, in the consolidated statements of operations and comprehensive (loss) income.
Stock-Based Compensation Expense
Stock-based compensation expense by classification included within the consolidated statements of operations and comprehensive income (loss), including $1.5 million recognized as stock-based compensation expense upon the achievement of a technical milestone by Ginkgo Bioworks Holdings, Inc., or Ginkgo, during the year ended December 31, 2023 and $1.0 million recognized as stock-based compensation expense upon the issuance of common stock to Ginkgo during the year ended December 31, 2022 as described in Note 16, was as follows (in thousands):

	Year Ended December 31,
	2023	2022	2021
Research and development	$12,985	$5,061	$3,204
General and administrative	12,793	6,133	4,516
Total stock-based compensation expense	$25,778	$11,194	$7,720
Stock Options
The fair value of the stock options assumed in connection with the Merger was calculated using a Black-Scholes option pricing model based on the following weighted-average assumptions:

	Common Stock	Series A Preferred Stock
Risk-free interest rate	4.83%	4.92%
Dividend yield	—	—
Expected term	3.59	3.29
Expected volatility	83.77%	83.87%
Weighted-average fair value of common stock or Series A Preferred Stock, as applicable	$0.40	$403.47
The estimated grant date fair values of employee stock option awards granted under the 2016 Plan and the 2018 Inducement Incentive Award Plan were calculated using the Black-Scholes option pricing model, based on the following weighted-average assumptions:

	Year Ended December 31,
	2023	2022	2021
Risk-free interest rate	3.95%	2.24%	0.79%
	Year Ended December 31,
	2023	2022	2021
Dividend yield	—	—	—
Expected term	5.94	6.02	6.03
Expected volatility	94.64%	92.21%	95.04%
Weighted-average fair value of common stock	$1.15	$2.63	$3.58
The expected term of the Company's stock options granted to employees has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” options. Under the simplified method, the expected term is presumed to be the midpoint between the vesting date and the end of the contractual term. The Company utilizes this method due to lack of historical exercise data and the plain nature of its stock-based awards. Expected volatilities are based on the Company’s historical volatility.
The weighted average grant date fair value of stock options granted to employees during the years ended December 31, 2023, 2022 and 2021 was $0.90, $1.99, and $2.73 respectively.
As of December 31, 2023, total unrecognized compensation expense related to unvested common stock options and Series A Preferred Stock options was $1.4 million and $1.0 million, respectively, which is expected to be recognized over a weighted average period of 2.4 years and 2.5 years, respectively.
The following table summarizes the stock option activity under the 2008 Plan, the 2016 Plan, the 2018 Inducement Incentive Award Plan, and Old Cartesian Plan for options for common stock:

	Number of Common Stock options	Weighted-average exercise price ($)	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Employees
Outstanding at December 31, 2022	15,578,412	$3.44	7.57	$4
Granted	5,477,200	$1.15
Assumed in connection with Merger	23,306,661	$0.10
Exercised	—	$—
Forfeited	(2,215,020)	$2.68
Cancelled/settled in connection with the Merger	(18,840,592)	$2.86
Outstanding at December 31, 2023	23,306,661	$0.10	6.50	$13,760
Vested at December 31, 2023	18,067,999	$0.10	6.13	$10,725
Vested and expected to vest at December 31, 2023	23,306,661	$0.10	6.50	$13,760

Non-employee consultants
Outstanding at December 31, 2022	266,239	$8.05	5.08	$—
Forfeited	—	$—
Cancelled/settled in connection with the Merger	(266,239)	$8.05
Outstanding at December 31, 2023	—	$—	—	$—
The following table summarizes the stock option activity under the Old Cartesian Plan for options for Series A Preferred Stock:

	Number of Series A Preferred Stock options	Weighted-average exercise price ($)	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Employees
Outstanding at December 31, 2022	—	$—	—	$—
Assumed in connection with Merger	14,112.299	$79.94
Outstanding at December 31, 2023	14,112.299	$79.94	5.91	$8,601
	Number of Series A Preferred Stock options	Weighted-average exercise price ($)	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Vested at December 31, 2023	10,860.441	$71.67	5.15	$6,709
Vested and expected to vest at December 31, 2023	14,112.299	$79.94	5.91	$8,601
Restricted Stock Units
During the year ended December 31, 2023, the Company granted 1,054,600 restricted stock awards with a weighted average fair value of $1.13 per share based on the closing price of the Company’s common stock on the date of grant to employees under the 2016 Plan, which vested over a four-year term . Forfeitures are estimated at the time of grant and are adjusted, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Company has estimated a forfeiture rate of 10% for restricted stock awards to employees based on historical experience.
There was no unrecognized compensation expense and no outstanding restricted stock units as of December 31, 2023.
The following table summarizes the Company’s restricted stock units under the 2016 Plan and 2018 Inducement Incentive Award Plan:

	Number of shares	Weighted average grant date fair value ($)
Unvested at December 31, 2022	1,705,558	$2.62
Granted	1,054,600	1.13
Vested	(636,418)	2.40
Forfeited	(446,108)	1.91
Cancelled/settled in connection with the Merger	(1,677,632)	1.96
Unvested at December 31, 2023	—	$—
Employee Stock Purchase Plan
In June 2016, the Company approved the 2016 Employee Stock Purchase Plan, or the ESPP, which authorized 173,076 shares of common stock for future issuance under the ESPP to participating employees. In January 2023 and 2022, the number of shares of common stock authorized for issuance under the ESPP was increased by 1,530,424 shares and 1,236,229 shares, respectively. During the year ended December 31, 2023, the Company issued 186,044 shares of common stock under the ESPP. As of December 31, 2023, 4,982,098 shares remain available for future issuance under the ESPP. In connection with the Merger, the Board suspended the current ESPP offering period.
For each of the years ended December 31, 2023 and 2022, the Company recognized $0.1 million of stock-based compensation expense under the ESPP.